Schedule of Investments
November 30, 2022 - (Unaudited)
COMMON STOCKS — 100.63%	Shares	Fair Value
Communications — 7.96% Alphabet, Inc., Class A(a)	22,000	$ 2,221,780
ATN International, Inc.	4,687	226,898
Electronic Arts, Inc.	3,500	457,730
Iridium Communications, Inc.(a)	4,000	212,400
Meta Platforms, Inc., Class A(a)	2,500	295,250
Netflix, Inc.(a)	1,600	488,848
Nexstar Media Group, Inc.	4,500	853,020
Omnicom Group, Inc.	9,000	717,840
T-Mobile US, Inc.(a) World Wrestling Entertainment, Inc.,	6,000	908,760
Class A	4,000	319,520
Consumer Discretionary — 10.16%		6,702,046
Amazon.com, Inc.(a)	13,000	1,255,020
American Axle & Manufacturing Holdings, Inc.(a)	40,000	416,400
AutoZone, Inc.(a)	200	515,800
Axon Enterprise, Inc.(a)	1,200	220,836
BJ's Restaurants, Inc.(a)	6,000	192,480
Deckers Outdoor Corp.(a)	1,200	478,656
Dick's Sporting Goods, Inc.	2,500	298,950
Ethan Allen Interiors, Inc.	6,000	170,700
Harley-Davidson, Inc.	4,000	188,520
Hibbett, Inc.	6,250	416,625
McDonald's Corp.	3,000	818,370
O'Reilly Automotive, Inc.(a)	750	648,405
Oxford Industries, Inc.	4,000	451,440
Ross Stores, Inc.	2,000	235,340
Starbucks Corp.	2,800	286,160
Tesla, Inc.(a)	3,000	584,100
Texas Roadhouse, Inc.	2,800	278,096
Ulta Beauty, Inc.(a)	1,600	743,744
Visteon Corp.(a)	1,200	176,160
Wynn Resorts Ltd.(a)	2,200	184,052
Consumer Staples — 7.55%		8,559,854
BJ's Wholesale Club Holdings, Inc.(a)	4,700	353,628
Constellation Brands, Inc., Class A	1,400	360,290
Costco Wholesale Corp.	850	458,363
Flowers Foods, Inc.	8,000	240,400
General Mills, Inc.	11,695	997,583
Hershey Co. (The)	800	188,136
Kellogg Co.	6,500	474,175
Lamb Weston Holdings, Inc.	8,500	738,650
PepsiCo, Inc.	5,000	927,550
Performance Food Group Co.(a)	3,000	182,940
Sysco Corp.	5,200	449,852

COMMON STOCKS — 100.63% - continued	Shares	Fair Value
Consumer Staples — 7.55% - continued
Walmart, Inc.	6,500	$ 990,730
		6,362,297
Energy — 9.95%
Chevron Corp.	7,650	1,402,322
ConocoPhillips	7,000	864,570
CVR Energy, Inc.	15,000	552,750
Diamondback Energy, Inc.	1,100	162,822
Enphase Energy, Inc.(a)	3,000	961,770
Exxon Mobil Corp.	14,000	1,558,760
Helmerich & Payne, Inc.	5,500	280,940
Murphy USA, Inc.	3,500	1,035,335
NOW, Inc.(a)	45,000	561,600
Occidental Petroleum Corp.	2,300	159,827
Pioneer Natural Resources Co.	2,800	660,772
Schlumberger N.V.	3,500	180,425
		8,381,893
Financials — 11.04%
Ameriprise Financial, Inc.	3,100	1,029,045
Arthur J Gallagher & Co.	3,000	597,330
Bank of America Corp.	5,000	189,250
Banner Corp.	2,500	176,550
Berkshire Hathaway, Inc., Class B(a)	2,500	796,500
Cboe Global Markets, Inc.	3,000	380,520
Commerce Bancshares, Inc.	4,000	299,680
Cullen/Frost Bankers, Inc.	1,500	217,605
Glacier Bancorp, Inc.	10,500	607,950
Goldman Sachs Group, Inc. (The)	1,000	386,150
Huntington Bancshares, Inc.	10,000	154,800
JPMorgan Chase & Co.	4,700	649,446
Nasdaq, Inc.	6,000	410,760
NBT Bancorp, Inc.	6,500	300,040
Principal Financial Group, Inc.	10,000	896,800
Raymond James Financial, Inc.	6,300	736,470
Trustmark Corp.	16,000	585,280
Unum Group	21,000	885,780
		9,299,956
Health Care — 14.79%
Agilent Technologies, Inc.	6,680	1,035,266
AmerisourceBergen Corp.	7,980	1,362,106
Amgen, Inc.	2,900	830,560
Anthem, Inc.	1,600	852,672
Bristol-Myers Squibb Co.	7,000	561,960
Cardinal Health, Inc.	5,200	416,884
Charles River Laboratories
International, Inc.(a)	722	165,028
Eli Lilly and Co.	4,310	1,599,354
Ensign Group, Inc. (The)	6,300	598,500
Gilead Sciences, Inc.	6,666	585,475

COMMON STOCKS — 100.63% - continued Health Care — 14.79% - continued	Shares	Fair Value
McKesson Corp.	2,500	$ 954,200
Merck & Co., Inc.	7,999	880,850
Regeneron Pharmaceuticals, Inc.(a)	750	563,775
UnitedHealth Group, Inc.	2,300	1,259,848
Vertex Pharmaceuticals, Inc.(a)	2,500	791,000
		12,457,478
Industrials — 7.70%
Belden, Inc.	2,200	176,968
Caterpillar, Inc.	1,000	236,410
Comfort Systems USA, Inc.	1,200	152,112
Dorian, L.P.G Ltd.	17,000	330,990
Fluor Corp.(a)	17,000	571,370
Forward Air Corp.	4,000	449,480
Howmet Aerospace, Inc.	12,000	452,040
Insperity, Inc.	4,001	474,319
Keysight Technologies, Inc.(a)	3,200	578,848
Kirby Corp.(a)	2,800	195,412
Lockheed Martin Corp.	1,600	776,304
Northrop Grumman Corp.	400	213,316
nVent Electric PLC - United
Kingdom	10,000	400,100
Quanta Services, Inc.	5,500	824,340
Republic Services, Inc.	3,400	473,586
WW Grainger, Inc.	300	180,918
		6,486,513
Materials — 2.78%
Air Products and Chemicals, Inc.	1,600	496,256
Albemarle Corp.	2,400	667,176
Ashland Global Holdings, Inc.	3,000	335,610
Commercial Metals Co.	1,000	49,220
Corteva, Inc.	8,500	570,860
FMC Corp.	1,000	130,640
Warrior Met Coal, Inc.	2,500	92,050
		2,341,812
Real Estate — 1.54%
CareTrust REIT, Inc.	17,000	336,600
Getty Realty Corp.	5,000	165,100
Omega Healthcare Investors, Inc.	5,000	151,400
Simon Property Group, Inc.	2,500	298,600
VICI Properties, Inc.	10,000	342,000
		1,293,700
Technology — 24.77%
A10 Networks, Inc.	20,000	374,200
Agilysys, Inc.(a)	8,000	531,200
Amkor Technology, Inc.	12,000	336,240
Apple, Inc.	35,000	5,181,049
Arista Networks, Inc.(a)	3,500	487,550
Automatic Data Processing, Inc.	4,975	1,314,097

COMMON STOCKS — 100.63% - continued Technology — 24.77% - continued	Shares	Fair Value
Cadence Design Systems, Inc.(a)	2,000	$ 344,080
Cohu, Inc.(a)	12,500	447,750
Fabrinet(a)	1,800	240,138
FactSet Research Systems, Inc.	1,300	599,677
Gartner, Inc.(a)	1,000	350,370
International Business Machines Corp.	2,200	327,580
Jabil, Inc.	8,000	577,520
KLA Corp.	900	353,835
Lattice Semiconductor Corp.(a)	5,500	400,565
MACOM Technology Solutions Holdings, Inc.(a)	6,200	425,878
Mastercard, Inc., Class A	1,000	356,400
Microsoft Corp.	15,000	3,827,100
NVIDIA Corp.	4,000	676,920
ON Semiconductor Corp.(a)	8,000	601,600
Paychex, Inc.	6,000	744,180
Progress Software Corp.	9,000	479,880
PTC, Inc.(a)	4,300	547,003
Sanmina Corp.(a)	9,000	594,810
Visa, Inc., Class A	2,600	564,200
Vishay Intertechnology, Inc.	8,000	184,320
Utilities — 2.39%		20,868,142
AES Corp. (The)	10,000	289,200
Constellation Energy Corp.	7,000	672,840
NextEra Energy, Inc.	4,000	338,800
NRG Energy, Inc.	7,000	297,150
Vistra Corp.	17,000	413,610
		2,011,600
Total Common Stocks (Cost $74,724,885)		84,765,291
MONEY MARKET FUNDS - 0.54%
First American Government Obligations Fund, Class X, 3.67%(b)	455,113	455,113
Total Money Market Funds (Cost $455,113)		455,113
Total Investments — 101.17% (Cost $75,179,998)		85,220,404
Liabilities in Excess of Other Assets — (1.17)%		(982,606)
NET ASSETS — 100.00%		$ 84,237,798
(a) Non-income producing security. (b) Rate disclosed is the seven day effective yield as of November 30, 2022.